Unit-Based Compensation (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit-based compensation granted to Partnership's employee (in units)	60,809	132,582	32,054
Fair values of units granted	$ 1.0	$ 1.5	$ 1.1
Restricted units, vesting period				3 years
Restricted units expense				$ 1.0	$ 1.3	$ 1.2
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	17,345				32,723	10,447
Aggregate value of units issued	$ 0.3